SKK Access Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Principal Amount ($)	Security Description	Coupon Rate (%)	Fair Value
	PRIVATE FINANCING - 8.8%
	SPECIALTY FINANCE - 8.8%
11,205,184 AUD	Oceana Australian Fixed Income Trust, Class B Notes - 9/27/2028 (a)(b)	12.25	$6,999,303
	TOTAL PRIVATE FINANCING - (Cost $7,514,276)		6,999,303

Units
	PRIVATE FUNDS - 87.3%
	SPECIALTY FINANCE - 72.3%
5,109,339	BasePoint Income Solutions Evergreen Fund, L.P. (a)	5,556,876
1,894,972	Brevet Direct Lending - Short Duration Fund, L.P. (a)(c)	1,933,479
2,061,021	Brevet Direct Lending - Short Duration Fund, L.P. (D.2 Class) (a)(c)	2,584,889
2,143,389	Brevet Direct Lending - Short Duration Fund, L.P. (K.1 Class) (a)(c)	1,332,489
396,446	Brevet Direct Lending - Short Duration Fund, L.P. (V, X, & S2 V.II) (a)(c)	484,604
262,909	Brevet Direct Lending - Short Duration Fund, L.P. (V.II, X, & S2 V.II) (a)(c)	331,749
3,693,004	Delgatto Diamond Finance Fund QP, L.P. (a)	2,981,791
2,500,000	Evolution Credit Partners Trade Finance, L.P. (a)(c)	2,561,892
2,100,983	Orthogon Partners III, L.P. (a)(c)	1,646,858
2,040,000	Siguler Guff Brazil Special Situations Fund III, LP (a)(c)	2,405,213
2,131,813	Sound Point Discovery Fund, LLC (a)(c)	2,491,889
11,099,607	SP Credit Fund, LP - Series C-AIF (a)(c)	11,417,820
6,000,000	Sundance Debt Partners, LP (a)	6,000,000
1,001,189	Sundance Debt Partners, LP (Slow Pay) (a)(c)	993,474
8,176,762	Treville Credit Fund, LP (a)	7,956,263
3,265,156	VICOF II Feeder, L.P. (a)(c)	4,242,217
2,416,129	YieldPoint Stable Value Fund, L.P. - Founders Series B Interests (a)	2,390,196
132,118	YieldPoint Stable Value Fund, L.P. - SP-1 Series B1.5 (a)(c)	106,610
		57,418,309
	SPECIAL PURPOSE VEHICLES - 15.0%
11,581,210	Piratella HM-RPA, LLC (a)(c)	11,885,920
		11,885,920

	TOTAL PRIVATE FUNDS - (Cost $68,006,047)	69,304,229

Shares
	SHORT-TERM INVESTMENTS - 0.7%
	MONEY MARKET FUNDS - 0.7%
515,567	Federated Hermes Treasury Obligations Fund, Institutional Class	4.20	(d)	515,567
	TOTAL SHORT-TERM INVESTMENTS - (Cost $515,567)			515,567

	TOTAL INVESTMENTS - 96.8% - (Cost $76,035,890)			76,819,099
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.2%			2,562,427
	NET ASSETS - 100.0%			$79,381,526

AUD - Australian Dollar

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the total market value of 144A securities is $76,303,532 or 96.1% of net assets.
(b)	Value was determined using significant unobservable inputs.
(c)	Non-income producing security.
(d)	Rate disclosed is the seven day effective yield as of March 31, 2025.

SKK Access Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited) (Continued)

Additional information on restricted securities is as follows:

Security	First Acquisition Date	Cost
BasePoint Income Solutions Evergreen Fund, L.P.	3/14/2023	$5,109,339
Brevet Direct Lending - Short Duration Fund, L.P.	3/14/2023	1,894,972
Brevet Direct Lending - Short Duration Fund, L.P. (D.2 Class)	3/14/2023	2,061,021
Brevet Direct Lending - Short Duration Fund, L.P. (K.1 Class)	3/14/2023	2,143,389
Brevet Direct Lending - Short Duration Fund, L.P. (V, X, & S2 V.II)	9/27/2024	396,446
Brevet Direct Lending - Short Duration Fund, L.P. (V.II, X, & S2 V.II)	9/27/2024	262,909
Delgatto Diamond Finance Fund QP, L.P.	3/14/2023	3,693,004
Evolution Credit Partners Trade Finance, L.P.	1/1/2024	2,500,000
Orthogon Partners III, L.P.	5/1/2023	2,100,983
Siguler Guff Brazil Special Situations Fund III, LP	11/22/2024	2,040,000
Sound Point Discovery Fund	4/3/2023	2,131,813
SP Credit Fund, LP - Series C-AIF	2/14/2024	11,099,607
Sundance Debt Partners, LLC	3/14/2023	6,000,000
Sundance Debt Partners, LLC (Slow Pay)	12/31/2024	1,001,189
Treville Credit Fund, LP	10/25/2024	8,176,762
VICOF II Feeder, L.P.	6/18/2024	3,265,156
YieldPoint Stable Value Fund, L.P. - Founders Series B Interests	3/14/2023	2,416,129
YieldPoint Stable Value Fund, L.P. - SP-1 Series B1.5	6/1/2024	132,118
Piratella HM-RPA, LLC	11/20/2024	11,581,210
		$68,006,047

SKK Access Income Fund

SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)

March 31, 2025

	Number of Contracts	Expiration Date	Notional Amount	Value & Unrealized Appreciation/ (Depreciation)
SALE CONTRACTS
Australian Dollar Futures - June 2025 (a)	(118)	6/18/2025	$(7,403,202)	$24,072
Brazilian Dollar Futures - May 2025 (a)	(112)	5/21/2025	(1,958,880)	8,960
TOTAL SALES CONTRACTS			$(9,362,082)	$33,032

TOTAL FUTURES CONTRACTS			$(9,362,082)	$33,032

(a)	Chicago Mercantile Exchange (‘’CME’’) futures contracts settle on their respective maturity date. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts.